Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2015	Dec. 31, 2014
Preferred shares, par value (in Dollars per share)	$ 0.01	$ 0.01
Preferred shares, shares authorized	20,000,000	20,000,000
Preferred shares, shares issued	33,779	32,140
Preferred shares, shares outstanding	33,779	32,140
Common stock, par value (in Dollars per share)	$ 0.03	$ 0.03
Common stock, shares authorized	200,000,000	200,000,000
Common stock, shares issued	8,195,760	5,715,731
Common stock, shares outstanding	8,195,760	5,715,731